TAX CHARGE (CREDIT) - Summary of Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income before tax	$ 20,141	$ 2,900	$ 12,164
Effective tax expense	2,721	3,190	608
Disallowed expenses (credits)	635	1,722	239
Unrecognized deferred tax	(1,266)	(4,121)	(939)
Change in estimates related to prior periods	(106)	67	0
Tax incentives	(115)	(300)	0
Income subject to other tax rates	0	0	(273)
Other	12	(48)	76
Income tax expense (benefit)	$ 1,881	$ 510	$ (289)